The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.7%
Health Care—0.3%
NextGen Healthcare, Inc. 144A 3.750%, 11/15/27(1)	$ 6,423	$ 7,174
Tabula Rasa HealthCare, Inc. 1.750%, 2/15/26	1,334	1,292
		8,466

Information Technology—0.4%
Splunk, Inc. 1.125%, 6/15/27	14,785	13,949
Total Convertible Bonds and Notes (Identified Cost $22,354)		22,415

Corporate Bonds and Notes—4.4%
Communication Services—1.6%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	3,898	3,636
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	8,853	6,877
Lagardere S.A.
RegS 1.625%, 6/21/24(2)	2,600EUR	2,711
RegS 2.125%, 10/16/26(2)	18,800EUR	19,516
RegS 1.750%, 10/7/27(2)	16,600EUR	17,256
		49,996

Consumer Discretionary—0.6%
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(1)	18,768	18,440
Consumer Staples—0.3%
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	8,920
Energy—1.0%
California Resources Corp. 144A 7.125%, 2/1/26(1)	2,421	2,433
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)	1,456	1,478
PDC Energy, Inc. 5.750%, 5/15/26	26,314	26,223
		30,134

Financials—0.4%
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	5,995	6,136
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	1,679	1,553
SEG Holding LLC 144A 5.625%, 10/15/28(1)	1,653	1,657
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	1,810	1,810
		11,156

Information Technology—0.4%
NCR Corp.
144A 5.750%, 9/1/27(1)	5,023	5,060
	Par Value	Value

Information Technology—continued
144A 6.125%, 9/1/29(1)(3)	$ 6,253	$ 6,413
		11,473

Real Estate—0.0%
Anywhere Real Estate Group LLC 144A 7.000%, 4/15/30(1)	1,522	1,374
Realogy Group LLC 144A 5.250%, 4/15/30(1)	97	67
		1,441

Utilities—0.1%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(2)	3,126EUR	3,002
Total Corporate Bonds and Notes (Identified Cost $140,030)		134,562

Leveraged Loans—0.6%
Food / Tobacco—0.3%
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.890%, 6/21/30(4)	9,000	9,009
Health Care—0.2%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.431%, 8/27/25(4)	4,962	4,957
Information Technology—0.1%
RentPath LLC Tranche B-1, First Lien (3 month PRIME + 3.750%) 12.250%, 4/25/24(5)(6)	482	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.390%, 5/13/27(4)	5,326	4,658
		4,658

Total Leveraged Loans (Identified Cost $19,595)		18,624

	Shares
Preferred Stock—0.0%
Information Technology—0.0%
Babcock & Wilcox Enterprises, Inc., 6.500%	6,867	143
Total Preferred Stock (Identified Cost $172)		143

Common Stocks—45.3%
Communication Services—8.0%
Activision Blizzard, Inc.	2,646,605	247,801
GCI Liberty, Inc. Escrow Share(7)	70,800	9
		247,810

Consumer Discretionary—2.1%
Capri Holdings Ltd.(7)(8)	1,238,561	65,161
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Consumer Staples—3.3%
Albertsons Cos., Inc. Class A(8)	2,177,010	$ 49,527
Gold Flora Corp.(7)	389,769	50
Hostess Brands, Inc. Class A(7)(8)	466,093	15,526
Sovos Brands, Inc.(7)(8)	1,577,392	35,570
		100,673

Energy—1.7%
Denbury, Inc.(7)(8)	527,511	51,701
ONEOK, Inc.	—	—(9)
		51,701

Financials—0.8%
American Equity Investment Life Holding Co.(7)(8)	327,593	17,572
Argo Group International Holdings Ltd.	209,223	6,243
Intercontinental Exchange, Inc.	13,800	1,519
		25,334

Health Care—16.3%
Abcam plc Sponsored ADR(7)(8)	2,616,294	59,207
ABIOMED, Inc.(5)(7)	60,860	129
Amedisys, Inc.(7)	653,187	61,008
Emis Group plc	160,999	3,795
EQRx, Inc.(7)(8)	5,429,530	12,053
Horizon Therapeutics plc(7)(8)	1,730,866	200,244
Seagen, Inc.(7)(8)	797,684	169,229
		505,665

Information Technology—9.5%
National Instruments Corp.(8)	944,281	56,298
New Relic, Inc.(7)	167,142	14,311
Silicon Motion Technology Corp. ADR(7)	317,793	16,287
Splunk, Inc.(7)	322,100	47,107
Tower Semiconductor Ltd.(7)	381,418	9,368
VMware, Inc. Class A(7)	896,049	149,174
		292,545

Materials—3.2%
Newcrest Mining Ltd.	214,176	3,386
Teck Resources Ltd. Class B	666,600	28,724
United States Steel Corp.	1,492,311	48,470
Westrock Co.	557,063	19,943
		100,523

Real Estate—0.4%
RPT Realty	1,236,501	13,057
Total Common Stocks (Identified Cost $1,336,440)		1,402,469

Affiliated Mutual Fund—2.6%
Equity Fund—2.6%
Virtus Westchester Event-Driven Fund Class I(10)(11)	7,418,511	78,933
Total Affiliated Mutual Fund (Identified Cost $77,500)		78,933

	Shares	Value

Rights—0.0%
Health Care—0.0%
Akouos, Inc., 12/31/49(7)	336,679	$ 379
Bristol Myers Squibb Co., 12/31/35(5)(7)	453,175	566
Total Rights (Identified Cost $—)		945

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A., 12/31/35(5)(7)	238,850	—
BuzzFeed, Inc., 12/01/26(7)	116,254	5
		5

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(7)	63,240	58
Cazoo Group Ltd., 08/26/26(7)	380,410	—(9)
CEC Brands LLC, 12/31/25(5)(7)	189,648	569
ECARX Holdings, Inc., 12/21/27(7)	81,099	4
Grove Collaborative Holdings, 03/13/26(7)	78,996	1
Zapp Electric Vehicles Group Ltd., 03/03/28(7)	168,623	4
		636

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(7)	55,224	7
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)	61,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(7)	183,897	30
Alpha Partners Technology Merger Corp., 03/31/28(7)	83,333	4
AltEnergy Acquisition Corp., 11/10/28(7)	62,809	3
Ares Acquisition Corp., 12/31/27(7)	31,500	21
Ares Acquisition Corp. II, 06/12/28(7)	331,251	78
Arrowroot Acquisition Corp., 03/02/26(7)	462,172	79
Athena Consumer Acquisition Corp., 07/31/28(7)	41,929	15
Cartesian Growth Corp II, 07/12/28(7)	69,832	12
Cartica Acquisition Corp., 04/30/28(7)	37,500	2
CC Neuberger Principal Holdings III, 12/31/27(7)	22,800	4
CF Acquisition Corp. VIII, 12/31/27(7)	40,000	11
Corner Growth Acquisition Corp., 12/31/27(7)	62,938	6
ESGEN Acquisition Corp., 10/20/26(7)	73,376	3
FTAC Emerald Acquisition Corp., 08/22/28(7)	207,965	15
Fusion Acquisition Corp. II, 12/31/27(7)	70,766	—(9)
GCM Grosvenor, Inc. Class A, 11/17/25(7)	102,070	27
Goal Acquisitions Corp., 02/11/26(7)	564,935	15
Infinite Acquisition Corp., 11/23/28(7)	52,215	2
Inflection Point Acquisition Corp. II, 07/17/28(7)	147,761	25
Israel Acquisitions Corp., 02/28/28(7)	447,969	62
Juniper II Corp., 12/31/28(7)	97,736	—(9)
Kensington Capital Acquisition Corp. V, 08/13/28(7)	126,939	15
Live Oak Crestview Climate Acquisition Corp., 03/12/26(7)	143,352	10
Moneylion, Inc., 06/01/27(7)	106,742	5
Newbury Street Acquisition Corp., 12/31/27(7)	31,054	5
Newcourt Acquisition Corp., 04/12/28(7)	85,245	2
Phoenix Biotech Acquisition Corp., 09/01/26(7)	62,781	4
PROOF Acquisition Corp. I, 12/03/28(7)	167,228	15
Prospector Capital Corp., 01/01/25(7)	155,088	10

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Financials—continued
Pyrophyte Acquisition Corp., 12/17/23(7)	83,773	$ 5
RMG Acquisition Corp. III, 12/31/27(7)	85,180	11
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	251,119	40
Semper Paratus Acquisition Corp., 11/04/26(7)	83,731	5
SilverBox Corp. III, 04/28/28(7)	31,515	5
Slam Corp. Class A, 12/31/27(7)	101,785	14
Spring Valley Acquisition Corp. II, 02/25/26(7)	158,098	16
Target Global Acquisition I Corp., 12/31/27(7)	125,200	7
Thunder Bridge Capital Partners III, Inc., 02/15/28(7)	81,350	6
		589

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(7)	6,166	—(9)
Quantum-Si, Inc., 09/30/27(7)	32,085	9
		9

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(7)	326,205	87
Bridger Aerospace Group Holdings, Inc., 12/31/27(7)	58,300	17
Freightos Ltd., 01/23/28(7)	54,429	7
Getaround, Inc., 12/31/28(7)	12,698	—(9)
		111

Information Technology—0.0%
KLDiscovery, Inc., 12/19/24(7)	677,651	2
Movella Holdings, Inc., 12/31/27(7)	74,121	2
Near Intelligence, Inc., 07/08/27(7)	16,000	—(9)
		4

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(7)	2,620	1
Total Warrants (Identified Cost $13,629)		1,362

	Shares/Units
Special Purpose Acquisition Companies—27.1%
7GC & Co. Holdings, Inc. Class A(7)(10)	198,728	2,102
Accretion Acquisition Corp.(7)	306,281	3,210
Acropolis Infrastructure Acquisition Corp. Class A(7)	268,949	2,765
Aimfinity Investment Corp. I(7)	107,731	1,150
Alchemy Investments Acquisition Corp. 1(7)	367,795	3,796
Alpha Partners Technology Merger Corp. Class A(7)(10)	1,146,417	12,135
Alpha Star Acquisition Corp.(7)(10)	710,257	7,735
AltC Acquisition Corp. Class A(7)	299,852	3,103
Anzu Special Acquisition Corp. I Class A(7)	99,143	1,034
AP Acquisition Corp. Class A(7)	355,336	3,902
Apollo Strategic Growth Capital Class B(5)(7)	263,982	—
Apollo Strategic Growth Capital II Class A(7)(10)	1,536,014	16,144
APx Acquisition Corp. I(7)(10)	566,675	6,216
Ares Acquisition Corp. Class A(7)(10)	2,638,587	28,391
Ares Acquisition Corp. II(7)	1,538,410	15,799
Arisz Acquisition Corp.(7)(10)	339,292	3,641
Arogo Capital Acquisition Corp. Class A(7)(10)	160,187	1,709
Arrowroot Acquisition Corp. Class A(7)(10)	345,322	3,622
Artemis Strategic Investment Corp. Class A(7)	115,940	1,235
ARYA Sciences Acquisition Corp. IV Class A(7)(10)	395,691	4,293
	Shares/Units	Value
Aura FAT Projects Acquisition Corp. Class A(7)	178,446	$ 1,920
Aurora Technology Acquisition Corp. Class A(7)	200,000	2,168
Bannix Acquisition Corp.(7)	21,987	234
Battery Future Acquisition Corp. Class A(7)(10)	938,916	10,215
Beard Energy Transition Acquisition Corp. Class A(7)	350,888	3,772
BioPlus Acquisition Corp. Class A(7)(10)	1,119,976	12,129
Black Mountain Acquisition Corp. Class A(3)(7)	335,923	3,584
Blue Ocean Acquisition Corp. Class A(7)	271,847	2,914
Blue World Acquisition Corp.(7)	139,717	1,523
Bowen Acquisition Corp.(7)	189,738	1,933
Bridgetown Holdings Ltd. Class A(7)	196,553	2,036
Bukit Jalil Global Acquisition 1 Ltd.(7)	116,009	1,193
Bukit Jalil Global Acquisition 1 Ltd.(7)	121,363	1,268
byNordic Acquisition Corp.(7)	142,352	1,535
C5 Acquisition Corp. Class A(7)(10)	584,310	6,410
Canna-Global Acquisition Corp. Class A(7)	112,533	1,217
Capitalworks Emerging Markets Acquisition Corp. Class A(7)	203,471	2,198
Cartesian Growth Corp. II Class A(7)	1,060,315	11,451
Cartica Acquisition Corp. Class A(7)	284,379	3,060
CC Neuberger Principal Holdings III Class A(7)	186,417	2,032
Cetus Capital Acquisition Corp.(7)	165,895	1,735
CF Acquisition Corp. IV Class A(7)	451,305	4,820
CF Acquisition Corp. VII Class A(7)	708,562	7,582
Chenghe Acquisition Co. Class A(7)	285,319	3,090
Churchill Capital Corp. V Class A(7)	208,972	2,173
Churchill Capital Corp. VII Class A(7)(10)	3,298,554	34,470
Clean Earth Acquisitions Corp. Class A(7)(10)	547,252	5,784
Coliseum Acquisition Corp. Class A(7)(10)	522,188	5,556
Compass Digital Acquisition Corp.(7)	749,247	7,860
Concord Acquisition Corp. II Class A(7)	1,067,227	10,971
Constellation Acquisition Corp. I Class A(7)(10)	381,194	4,113
Crown PropTech Acquisitions Class A(7)	993	10
CSLM Acquisition Corp.(7)	450,016	4,815
Data Knights Acquisition Corp. Class A(7)(10)	221,951	2,519
Denali Capital Acquisition Corp. Class A(7)	286,711	3,131
DHC Acquisition Corp. Class A(7)	190,308	2,021
Direct Selling Acquisition Corp. Class A(7)	183,853	1,923
Distoken Acquisition Corp.(3)(7)	376,998	3,974
DUET Acquisition Corp. Class A(7)	201,622	2,159
EF Hutton Acquisition Corp. I(7)	194,219	2,051
Embrace Change Acquisition Corp.(7)	346,270	3,729
Enphys Acquisition Corp.(7)	1,382,585	14,517
ESGEN Acquisition Corp. Class A(7)(10)	271,788	3,033
ESH Acquisition Corp.(7)	321,082	78
ESH Acquisition Corp. Class A(7)	321,082	3,249
EVe Mobility Acquisition Corp. Class A(7)	606,371	6,476
Everest Consolidator Acquisition Corp.(7)	533,272	5,770
Evergreen Corp. Class A(7)	204,678	2,243
ExcelFin Acquisition Corp. Class A(7)	161,036	1,713
FAST Acquisition Corp. II Class A(7)	200,431	2,119
Feutune Light Acquisition Corp. Class A(7)	81,104	866
Finnovate Acquisition Corp. Class A(7)(10)	521,355	5,678
Fintech Ecosystem Development Corp. Class A(7)	116,862	1,243
Focus Impact Acquisition Corp. Class A(7)(10)	375,863	4,078
Forbion European Acquisition Corp. Class A(7)	389,361	4,264
Forest Road Acquisition Corp. II Class A(3)(7)	150,000	1,553
FTAC Emerald Acquisition Corp. Class A(7)	722,983	7,562
FutureTech II Acquisition Corp. Class A(7)	308,648	3,358
Generation Asia I Acquisition Ltd. Class A(7)	325,000	3,484
Global Partner Acquisition Corp. II Class A(7)	4,721	51
Golden Star Acquisition Corp.(7)	205,869	2,188
Golden Star Acquisition Corp.(7)	109,785	1,131
Gores Holdings IX, Inc. Class A(7)	2,327,807	24,186

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares/Units	Value
Graf Acquisition Corp. IV(7)	85,305	$ 884
Haymaker Acquisition Corp. 4(7)	238,161	2,489
HCM Acquisition Corp. Class A(7)	467,203	5,139
Hudson Acquisition I Corp.(7)	118,200	1,269
Iconic Sports Acquisition Corp. Class A(7)	562,740	6,083
Infinite Acquisition Corp. Class A(7)(10)	646,649	6,958
InFinT Acquisition Corp. Class A(7)	319,938	3,529
Inflection Point Acquisition Corp. II Class A(7)	374,166	3,820
Integral Acquisition Corp. 1 Class A(7)	124,146	1,331
Integrated Rail & Resources Acquisition Corp. Class A(7)	29,811	324
Integrated Wellness Acquisition Corp. Class A(7)(10)	423,090	4,637
Investcorp Europe Acquisition Corp. I Class A(7)(10)	1,234,820	13,435
Investcorp India Acquisition Corp. Class A(7)(10)	657,507	7,121
Israel Acquisitions Corp. Class A(7)(10)	847,969	8,946
IX Acquisition Corp. Class A(7)	390,600	4,258
Jaguar Global Growth Corp. I Class A(7)(10)	543,143	5,768
Jupiter Acquisition Corp. Class A(7)	199,693	2,053
Keen Vision Acquisition Corp.(7)	537,265	5,496
Keen Vision Acquisition Corp.(7)	85,535	871
Kernel Group Holdings, Inc. Class A(7)(10)	376,278	3,989
Keyarch Acquisition Corp.(7)	125,176	1,333
KnightSwan Acquisition Corp. Class A(7)	130,561	1,372
L Catterton Asia Acquisition Corp. Class A(7)	757,139	8,048
LatAmGrowth SPAC(7)	230,919	2,485
Learn CW Investment Corp. Class A(7)	817,802	8,677
Leo Holdings Corp. II Class A(7)(10)	281,385	3,090
Liberty Resources Acquisition Corp. Class A(7)(10)	277,451	3,030
LIV Capital Acquisition Corp. II Class A(7)	277,944	3,016
Live Oak Crestview Climate Acquisition Corp. Class A(7)	676,018	6,983
Magnum Opus Acquisition Ltd. Class A(7)(10)	394,757	4,208
Mars Acquisition Corp.(7)	214,664	2,256
Mars Acquisition Corp.(7)	5,944	1
Metal Sky Star Acquisition Corp.(7)	314,301	3,435
Mobiv Acquisition Corp. Class A(7)	255,399	2,730
Monterey Capital Acquisition Corp. Class A(7)	440,230	4,671
Mountain & Co. I Acquisition Corp.(7)(10)	923,431	10,342
Nabors Energy Transition Corp. Class A(7)(10)	752,411	8,164
Nabors Energy Transition Corp. II(7)	375,227	3,854
Newbury Street Acquisition Corp.(7)(10)	181,745	1,908
Newcourt Acquisition Corp. Class A(3)(7)	93,635	1,039
Nubia Brand International Corp. Class A(7)(10)	308,227	3,341
Oak Woods Acquisition Corp. Class A(7)	241,946	2,526
OCA Acquisition Corp. Class A(7)	139,497	1,483
Patria Latin American Opportunity Acquisition Corp.(7)(10)	1,020,533	11,216
Pearl Holdings Acquisition Corp. Class A(7)(10)	1,090,589	11,691
Pegasus Digital Mobility Acquisition Corp. Class A(7)	124,475	1,362
Perception Capital Corp. II Class A(7)	92,004	1,023
Plum Acquisition Corp. I Class A(7)(10)	228,987	2,466
Plutonian Acquisition Corp.(7)	193,386	2,044
Pono Capital Three, Inc. Class A(7)	47,842	505
Portage Fintech Acquisition Corp. Class A(7)	66,337	695
Power & Digital Infrastructure Acquisition II Corp. Class A(7)(10)	658,824	7,017
PowerUp Acquisition Corp. Class A(7)	27,909	325
Project Energy Reimagined Acquisition Corp.(7)	196,860	2,063
PROOF Acquisition Corp. I Class A(7)(10)	479,976	5,155
Pyrophyte Acquisition Corp. Class A(7)(10)	699,963	7,637
Qomolangma Acquisition Corp.(7)	92,065	977
Quadro Acquisition One Corp.(7)	70,320	752
RCF Acquisition Corp. Class A(7)(10)	1,079,005	11,804
Redwoods Acquisition Corp.(7)	438,910	4,683
	Shares/Units	Value
Rigel Resource Acquisition Corp. Class A(7)(10)	1,308,415	$ 14,249
Ross Acquisition Corp. II Class A(7)(10)	468,201	5,038
Roth CH Acquisition Co.(7)	246,418	2,664
Roth CH Acquisition V Co.(7)	162,947	1,714
Screaming Eagle Acquisition Corp. Class A(7)(10)	3,978,195	41,612
SDCL EDGE Acquisition Corp. Class A(7)	499,699	5,297
Semper Paratus Acquisition Corp. Class A(7)	83,094	902
SHUAA Partners Acquisition Corp. I Class A(7)	205,292	2,266
SilverBox Corp. III Class A(7)	94,545	967
Sizzle Acquisition Corp.(7)	217,633	2,364
SK Growth Opportunities Corp. Class A(7)	872,233	9,368
Slam Corp. Class A(7)(10)	2,065,256	22,263
Spree Acquisition Corp. 1 Ltd.(3)(7)	166,892	1,802
Spring Valley Acquisition Corp. II(7)	316,196	44
Spring Valley Acquisition Corp. II Class A(7)	780,799	8,355
Target Global Acquisition I Corp. Class A(7)(10)	672,226	7,300
TenX Keane Acquisition Class A(7)	251,058	2,699
TLGY Acquisition Corp. Class A(7)(10)	572,339	6,293
TMT Acquisition Corp.(7)	244,827	49
TMT Acquisition Corp. Class A(7)	327,009	3,411
TortoiseEcofin Acquisition Corp. III Class A(7)	1,363,243	14,287
Tristar Acquisition I Corp. Class A(7)	447,946	4,789
Twin Ridge Capital Acquisition Corp. Class A(7)(10)	537,023	5,714
two Class A(7)	39,834	417
Valuence Merger Corp. I Class A(7)(10)	706,148	7,845
Viveon Health Acquisition Corp.(7)	76,597	857
Yotta Acquisition Corp.(7)	275,274	2,940
Zalatoris Acquisition Corp.(7)	252,668	2,658
Zalatoris II Acquisition Corp.(7)(10)	487,219	5,204
Total Special Purpose Acquisition Companies (Identified Cost $808,157)		839,275

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $9,001)		3,468

Escrow Notes—2.0%
Financials—2.0%
Altaba, Inc. Escrow(7)	25,671,973	60,072
Pershing Square Escrow(7)	547,537	110
		60,182

Industrials—0.0%
AMR Corp. Escrow(5)(7)	1,243,406	25
Total Escrow Notes (Identified Cost $35,331)		60,207

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Holly Energy Partners LP	294,942	$ 6,477
Total Master Limited Partnerships and Related Companies (Identified Cost $6,462)		6,477

Total Long-Term Investments—83.0% (Identified Cost $2,468,671)		2,568,880

Short-Term Investments—13.5%
Money Market Mutual Funds—13.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.219%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.234%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 5.231%)(11)	32,770,461	32,770
Total Short-Term Investments (Identified Cost $418,370)		418,370

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(11)(12)	2,617,060	2,617
Total Securities Lending Collateral (Identified Cost $2,617)		2,617

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—96.6% (Identified Cost $2,889,658)		2,989,867

Securities Sold Short—(1.5)%

Common Stocks—(1.5)%
Consumer Staples—(0.0)%
J M Smucker Co. (The)	(13,992)	(1,720)
Energy—(1.2)%
Exxon Mobil Corp.	(265,621)	(31,232)
HF Sinclair Corp.	(92,859)	(5,286)
		(36,518)

Health Care—(0.1)%
Revolution Medicines, Inc.(7)	(83,861)	(2,321)
Materials—(0.1)%
Newmont Corp.	(83,185)	(3,074)
	Shares	Value

Real Estate—(0.1)%
Kimco Realty Corp.	(118,164)	$ (2,078)
Total Securities Sold Short (Identified Proceeds $(44,456))		(45,711)

Written Options—(0.5)%
(See open written options schedule)
Total Written Options (Premiums Received $15,072)		(15,398)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.6% (Identified Cost $2,830,130)		$2,928,758
Other assets and liabilities, net—5.4%		167,607
NET ASSETS—100.0%		$3,096,365

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $64,108 or 2.1% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	Non-income producing.
(8)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $308,542.
(9)	Amount is less than $500 (not in thousands).
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar
Country Weightings†
United States	65%
Cayman Islands	21
Ireland	7
Virgin Islands (British)	3
United Kingdom	2
France	1
Canada	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2023.
Open purchased options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Horizon Therapeutics plc	2,134	$21,340	$100.00	01/19/24	$96
Seagen, Inc.	3,387	64,353	190.00	06/21/24	2,371
SPDR S&P 500® ETF Trust	3,690	153,135	415.00	10/20/23	867
Teck Resources Ltd.	1,898	7,212	38.00	10/20/23	32
Teck Resources Ltd.	426	1,363	32.00	11/17/23	5
Teck Resources Ltd.	1,164	3,841	33.00	11/17/23	17
Teck Resources Ltd.	711	2,489	35.00	11/17/23	20
United States Steel Corp.	14,923	37,308	25.00	10/20/23	60
Total Purchased Options					$3,468
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Abcam plc	(1,384)	$(3,460)	$25.00	11/17/23	$—
Albertsons Cos., Inc.	(7,832)	(18,014)	23.00	10/20/23	(157)
Capri Holdings Ltd.	(3,672)	(18,360)	50.00	10/20/23	(1,157)
Capri Holdings Ltd.	(1,495)	(7,849)	52.50	10/20/23	(149)
Capri Holdings Ltd.	(867)	(4,552)	52.50	11/17/23	(145)
Capri Holdings Ltd.	(1,829)	(10,517)	57.50	01/19/24	(37)
Horizon Therapeutics plc	(1,691)	(18,601)	110.00	10/20/23	(1,082)
Intercontinental Exchange, Inc.	(138)	(1,518)	110.00	10/20/23	(30)
Radius Global Infrastructure, Inc.	(363)	(544)	15.00	01/19/24	—
Reata Pharmaceuticals, Inc.	(68)	(1,190)	175.00	11/17/23	—
Seagen, Inc.	(1,571)	(31,420)	200.00	10/20/23	(2,239)
Silicon Motion Technology Corp.	(156)	(858)	55.00	10/20/23	(16)
Sovos Brands, Inc.	(15,630)	(39,075)	25.00	02/16/24	(313)
SPDR S&P 500® ETF Trust	(2,050)	(89,175)	435.00	10/20/23	(697)
Splunk, Inc.	(1,072)	(15,544)	145.00	10/20/23	(214)
Splunk, Inc.	(1,498)	(21,721)	145.00	11/17/23	(479)
Splunk, Inc.	(481)	(7,215)	150.00	11/17/23	(33)
Teck Resources Ltd.	(1,898)	(7,972)	42.00	10/20/23	(395)
Teck Resources Ltd.	(2,015)	(7,455)	37.00	11/17/23	(1,390)
Teck Resources Ltd.	(711)	(2,773)	39.00	11/17/23	(375)
Teck Resources Ltd.	(1,021)	(4,492)	44.00	11/17/23	(219)
Tower Semiconductor Ltd.	(610)	(1,708)	28.00	10/20/23	(5)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open written options contracts as of September 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
United States Steel Corp.	(2,553)	$(7,148)	$28.00	10/20/23	$(1,215)
United States Steel Corp.	(4,895)	(14,195)	29.00	10/20/23	(1,791)
United States Steel Corp.	(7,475)	(22,425)	30.00	10/20/23	(2,183)
					(14,321)
Put Options(2)
Activision Blizzard, Inc.	(114)	(912)	80.00	10/20/23	(3)
Activision Blizzard, Inc.	(121)	(1,119)	92.50	10/20/23	(11)
Horizon Therapeutics plc	(873)	(4,802)	55.00	01/19/24	(4)
Horizon Therapeutics plc	(1,261)	(7,566)	60.00	01/19/24	(10)
Seagen, Inc.	(3,388)	(49,126)	145.00	06/21/24	(881)
SPDR S&P 500® ETF Trust	(2,050)	(82,000)	400.00	10/20/23	(168)
					(1,077)
Total Written Options					$(15,398)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	577	USD	373	GS	12/05/23	$—	$(1)
DKK	21,022	USD	2,986	GS	10/04/23	—	(5)
DKK	66,455	USD	9,372	JPM	10/04/23	51	—
EUR	7,256	USD	8,066	GS	10/04/23	—	(392)
JPY	5,483,534	USD	36,747	GS	10/06/23	—	(6)
JPY	530,393	USD	3,571	JPM	10/06/23	—	(18)
USD	3,098	DKK	21,022	GS	10/04/23	117	—
USD	9,778	DKK	66,455	JPM	10/04/23	356	—
USD	7,884	EUR	7,256	GS	10/04/23	210	—
USD	37,187	JPY	5,483,534	GS	10/06/23	446	—
USD	3,597	JPY	530,393	JPM	10/06/23	44	—
USD	24,172	CAD	32,600	JPM	10/13/23	165	—
USD	1,540	EUR	1,404	GS	10/19/23	55	—
USD	3,048	EUR	2,780	JPM	10/19/23	106	—
USD	27,104	AUD	40,247	GS	12/05/23	1,168	—
USD	18,284	GBP	14,665	JPM	12/06/23	383	—
USD	40,810	EUR	38,000	JPM	12/21/23	472	—
USD	3,406	EUR	3,126	JPM	12/22/23	87	—
USD	65,461	JPY	9,099,169	GS	12/26/23	3,653	—
USD	46,919	GBP	37,371	GS	12/27/23	1,290	—
Total						$8,603	$(422)

Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/04/24	$—(5)	$452	$452	$—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	01/08/24	846	(136)	—	(136)
Chr. Hansen Holding A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/19/24	14,633	(2,381)	—	(2,381)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	$211	$(26)	$—	$(26)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/12/24	4,782	(626)	—	(626)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/13/24	2,072	(290)	—	(290)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/14/24	2,546	(400)	—	(400)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/19/24	563	(98)	—	(98)
Dechra Pharmaceuticals plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	43,135	(26)	—	(26)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/05/23	8,345	713	713	—
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/18/24	921	(12)	—	(12)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/21/24	2,680	(25)	—	(25)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/22/24	354	(3)	—	(3)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/25/24	499	(1)	—	(1)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/28/24	60	— (5)	— (5)	—
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	11/04/24	599	3	3	—
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/30/24	60,189	(4,080)	—	(4,080)
Majorel Group Luxembourg S.A.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/24	1,473	(10)	—	(10)
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/29/24	208	(2)	—	(2)
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	1,829	5	5	—
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/07/24	883	4	4	—
Newcrest Mining Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	16,796	(3,008)	—	(3,008)
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/16/24	38,957	719	719	—
							(9,228)	1,896	(11,124)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(44,450)	(27,595)	—	(27,595)
Broadcom, Inc.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/18/24	(22,159)	543	543	—
Brookfield Asset Management Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/30/24	(1,246)	10	10	—
Exxon Mobil Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/16/24	(19,869)	(972)	—	(972)
Kimco Realty Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/07/24	(11,680)	612	612	—
Newmont Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/24/24	(14,773)	1,742	1,742	—
Novozymes A/S	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(15,699)	3,333	3,333	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/05/24	(217)	30	30	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/12/24	(4,890)	700	700	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/13/24	(2,122)	322	322	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/14/24	(2,609)	440	440	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/19/24	(577)	107	107	—
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/14/24	(19,695)	942	942	—
							(19,786)	8,781	(28,567)
Total							$(29,014)	$10,677	$(39,691)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$134,562	$—	$134,562	$—
Leveraged Loans	18,624	—	18,624	—(1)
Convertible Bonds and Notes	22,415	—	22,415	—
Equity Securities:
Common Stocks	1,402,469	1,402,331	9	129
Master Limited Partnerships and Related Companies	6,477	6,477	—	—
Escrow Notes	60,207	—	60,182	25
Warrants	1,362	793	—	569(1)
Special Purpose Acquisition Companies	839,275	808,541	30,734	—(1)
Preferred Stock	143	143	—	—
Rights	945	—	379	566
Affiliated Mutual Fund	78,933	78,933	—	—
Money Market Mutual Funds	418,370	418,370	—	—
Securities Lending Collateral	2,617	2,617	—	—
Other Financial Instruments:
Purchased Options	3,468	3,270	198	—
Forward Foreign Currency Exchange Contracts*	8,603	—	8,603	—
Over-the-Counter Total Return Swaps*	10,677	—	10,225	452
Total Assets	3,009,147	2,721,475	285,931	1,741
Liabilities:
Securities Sold Short:
Common Stocks	(45,711)	(45,711)	—	—
Other Financial Instruments:
Written Options	(15,398)	(11,436)	(3,962)	—
Forward Foreign Currency Exchange Contracts*	(422)	—	(422)	—
Over-the-Counter Total Return Swaps*	(39,691)	—	(39,691)	—
Total Liabilities	(101,222)	(57,147)	(44,075)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,907,925	$2,664,328	$241,856	$1,741

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $110 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

THE MERGER FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940.The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.